Stockholders' equity and reserves (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013
IBSA individual [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Current and deferred tax relating to items credited (charged) directly to equity	$ 13,336,742	$ 5,890,995	$ 7,445,747
IBSA Consolidated [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Current and deferred tax relating to items credited (charged) directly to equity	$ 18,993,469	$ 10,719,930	$ 8,273,539